SRH Funds

SRH REIT Covered Call ETF (NYSE ARCA, Inc.: SRHR)

SRH U.S. Quality GARP ETF (NYSE ARCA, Inc.: SRHQ)*

Schedules of Investments

January 31, 2025

*	Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF.

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.81%
Data Center REIT - 11.65%
Equinix, Inc.(a)	6,500	$5,938,790

Entertainment Facilities - 3.40%
Vail Resorts, Inc.(a)	10,200	1,735,224

Gaming REIT - 4.16%
Gaming and Leisure Properties, Inc.	11,960	578,744
VICI Properties, Inc., Class A	51,763	1,540,985
		2,119,729
Health Care REIT - 11.38%
Alexandria Real Estate Equities, Inc.(a)	14,500	1,411,575
Healthpeak Properties, Inc.	51,763	1,069,424
Ventas, Inc.	55,000	3,323,100
		5,804,099
Hotel REIT - 9.81%
Apple Hospitality REIT, Inc.	75,000	1,158,000
Host Hotels & Resorts, Inc.(a)	103,525	1,729,903
Sunstone Hotel Investors, Inc.	186,325	2,111,062
		4,998,965
Industrial REIT - 9.97%
Eastgroup Properties, Inc.	7,395	1,254,340
First Industrial Realty Trust, Inc.(a)	41,260	2,202,871
Rexford Industrial Realty, Inc.(a)	40,000	1,626,400
		5,083,611
Infrastructure REIT - 3.61%
Crown Castle, Inc.(a)	20,600	1,839,168

Multi Asset Class REIT - 6.80%
Global Net Lease, Inc.	295,500	2,124,645
Safehold, Inc.	82,800	1,342,188
		3,466,833
Office REIT - 6.92%
Highwoods Properties, Inc.(a)	118,411	3,527,464
	Shares	Value
Residential REIT - 13.33%
Invitation Homes, Inc.	20,628	$642,562
Mid-America Apartment Communities, Inc.(a)	8,000	1,220,640
NexPoint Residential Trust, Inc.	72,082	2,845,797
Sun Communities, Inc.	16,514	2,089,021
		6,798,020
Retail REIT - 3.28%
Brixmor Property Group Inc.	64,200	1,673,052

Self-storage REIT - 6.28%
Extra Space Storage, Inc.(a)	12,350	1,901,900
National Storage Affiliates Trust	35,000	1,300,250
		3,202,150
Specialty REIT - 9.22%
Lamar Advertising Co., Class A	37,168	4,698,779

TOTAL COMMON STOCKS
(Cost $48,003,825)		50,885,884

MONEY MARKET FUNDS - 0.87%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.33%(b)	445,389	445,389

TOTAL MONEY MARKET FUNDS
(Cost $445,389)		445,389

TOTAL INVESTMENTS - 100.68%
(Cost $48,449,214)		$51,331,273

Liabilities In Excess of Other Assets - (0.68%)		(348,229)

NET ASSETS - 100.00%		$50,983,044

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $22,649,729 as of January 31, 2025.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Alexandria Real Estate Equities, Inc.	4/17/2025	$120	(145)	$26,385	$(1,411,575)	$(4,713)
Crown Castle, Inc.	4/17/2025	120	(200)	63,393	(1,785,600)	(13,500)
Equinix, Inc.	3/21/2025	1,000	(65)	87,711	(5,938,790)	(84,175)
Extra Space Storage, Inc.	2/21/2025	160	(120)	23,187	(1,848,000)	(18,000)
First Industrial Realty Trust, Inc.	3/21/2025	55	(400)	24,556	(2,135,600)	(45,000)
Highwoods Properties, Inc.	2/21/2025	40	(1,100)	81,089	(3,276,900)	(27,500)
Host Hotels & Resorts, Inc.	4/17/2025	18	(1,000)	41,472	(1,671,000)	(34,000)
Mid-America Apartment Communities, Inc.	3/21/2025	180	(80)	21,357	(1,220,640)	(5,400)
Vail Resorts, Inc.	3/21/2025	190	(102)	40,490	(1,735,224)	(23,715)
Rexford Industrial Realty, Inc.	7/17/2025	45	(400)	36,791	(1,626,400)	(67,000)
				$446,431	$(22,649,729)	$(323,003)

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.91%
Consumer Discretionary Products - 5.93%
Masco Corp.	31,818	$2,522,531
NVR, Inc.(a)	313	2,509,064
Polaris, Inc.	25,079	1,196,268
Tapestry, Inc.	52,876	3,856,776
		10,084,639
Consumer Staple Products - 3.68%
Coca-Cola Consolidated, Inc.	2,969	4,060,464
Conagra Brands, Inc.	84,708	2,193,090
		6,253,554
Financial Services - 7.99%
Cboe Global Markets, Inc.	13,664	2,791,965
Credit Acceptance Corp.(a)	4,555	2,312,892
Essent Group Ltd.	42,190	2,457,568
Federated Hermes, Inc., Class B	69,508	2,764,333
Nasdaq, Inc.	39,782	3,275,650
		13,602,408
Health Care - 11.11%
Cencora, Inc.	10,330	2,625,989
Cardinal Health, Inc.	22,483	2,780,248
Elevance Health, Inc.	4,843	1,916,375
Humana, Inc.	7,240	2,122,985
Labcorp Holdings, Inc.	11,489	2,869,952
United Therapeutics Corp.(a)	10,929	3,837,937
UnitedHealth Group, Inc.	5,079	2,755,307
		18,908,793
Industrial Products - 4.04%
Huntington Ingalls Industries, Inc.	8,616	1,699,592
Keysight Technologies, Inc.(a)	16,053	2,863,052
The Timken Co.	28,717	2,305,114
		6,867,758
Industrial Services - 8.36%
Applied Industrial Technologies, Inc.	12,707	3,304,201
EMCOR Group, Inc.	7,167	3,211,246
Insperity, Inc.	22,905	1,718,104
Jacobs Solutions, Inc.	16,329	2,288,183
TriNet Group, Inc.	18,949	1,769,647
United Parcel Service, Inc., Class B	16,894	1,929,802
		14,221,183
	Shares	Value
Materials - 5.87%
Eagle Materials, Inc.	9,240	$2,372,278
HB Fuller Co.	31,482	1,987,459
Owens Corning	15,053	2,778,031
Silgan Holdings, Inc.	51,703	2,844,699
		9,982,467
Media - 6.21%
Comcast Corp., Class A	57,920	1,949,587
Fox Corp., Class A	80,294	4,109,447
GoDaddy, Inc., Class A(a)	21,154	4,498,398
		10,557,432
Oil & Gas - 1.70%
CNX Resources Corp.(a)	105,849	2,898,146

Real Estate - 4.34%
CBRE Group, Inc., Class A(a)	25,819	3,737,042
Jones Lang LaSalle, Inc.(a)	12,869	3,639,353
		7,376,395
Renewable Energy - 1.52%
EnerSys	26,582	2,580,315

Retail & Wholesale - Discretionary - 4.84%
AutoZone, Inc.(a)	797	2,670,117
The Home Depot, Inc.	6,541	2,694,761
O’Reilly Automotive, Inc.(a)	2,223	2,877,496
		8,242,374
Retail & Wholesale - Staples - 1.15%
Target Corp.	14,169	1,954,047

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 22.67%
Akamai Technologies, Inc.(a)	23,078	$2,305,492
Amentum Holdings, Inc.(a)	16,329	342,419
ASGN, Inc.(a)	23,966	2,114,041
Box, Inc., Class A(a)	88,658	2,960,291
CACI International, Inc., Class A(a)	6,626	2,559,359
Corpay, Inc.(a)	8,135	3,095,286
Dropbox, Inc., Class A(a)	103,320	3,321,738
DXC Technology Co.(a)	118,346	2,570,475
Euronet Worldwide, Inc.(a)	22,837	2,249,445
Gartner, Inc.(a)	5,269	2,860,171
Genpact Ltd.	76,196	3,709,983
Insight Enterprises, Inc.(a)	13,536	2,338,344
Leidos Holdings, Inc.	19,149	2,719,732
PayPal Holdings, Inc.(a)	37,467	3,318,827
Qualys, Inc.(a)	15,048	2,097,842
		38,563,445
Tech Hardware & Semiconductors - 8.88%
Broadcom, Inc.	18,940	4,190,854
Ciena Corp.(a)	50,884	4,434,032
Extreme Networks, Inc.(a)	217,562	3,439,655
Jabil, Inc.	18,782	3,050,384
		15,114,925
Telecommunications - 1.62%
Iridium Communications, Inc.	95,977	2,759,339

TOTAL COMMON STOCKS
(Cost $133,572,323)		169,967,220

MONEY MARKET FUNDS - 0.10%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.33%(b)	166,422	166,422

TOTAL MONEY MARKET FUNDS
(Cost $166,422)		166,422

TOTAL INVESTMENTS - 100.01%
(Cost $133,738,745)		$170,133,642

Liabilities In Excess of Other Assets - (0.01%)		(12,131)

NET ASSETS - 100.00%		$170,121,511

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH REIT Covered Call ETF & SRH U.S. Quality GARP ETF

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (formerly known as the SRH U.S. Quality ETF) (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (formerly known as the SRH U.S. Quality Index) (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (formerly known as Rocky Mountain Advisors, LLC) (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

6

SRH REIT Covered Call ETF & SRH U.S. Quality GARP ETF

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2025:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$50,885,884	$–	$–	$50,885,884
Money Market Funds	445,389	–	–	445,389
Total	$51,331,273	$–	$–	$51,331,273
Other Financial Instruments(b)
Written Options	$(323,003)	$–	$–	$(323,003)
Total	$(323,003)	$–	$–	$(323,003)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$169,967,220	$–	$–	$169,967,220
Money Market Funds	166,422	–	–	166,422
Total	$170,133,642	$–	$–	$170,133,642

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

At January 31, 2025, SRH REIT Covered Call ETF held written call options.

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